Credit related Commitments and Contingent Liabilities - Irrevocable payment commitments with regard to levies (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingent Liabilities [Abstract]
Irrevocable payment commitments related to bank levy according to Bank Recovery and Resolution Directive (BRRD), the Single Resolution Fund (SRF) and the German statutory deposit protection	€ 1,198.2	€ 1,078.8